Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	OCM Mutual Fund
Entity Central Index Key	0000745338
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000014470 [Member]
Shareholder Report [Line Items]
Fund Name	OCM Gold Fund
Class Name	Investor Class
Trading Symbol	OCMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the OCM Gold Fund (“Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ocmgoldfund.com. You can also request this information by contacting us at 1-800-628-9403.
Additional Information Phone Number	1-800-628-9403
Additional Information Website	https://ocmgoldfund.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OCM Gold Fund (Investor Class/OCMGX)	$108	1.98%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.98%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the six month period ending May 31, 2026, the Investor Class gained 18.50% (without Sales Load) and 13.16% (with Sales Load) compared to a 13.44% increase in the Philadelphia Gold and Silver Index and a 11.34% gain for the S&P 500 Index. The U.S. dollar gold price rose 7.29% over the six month period to $4,543.38/oz. Physical gold and gold assets endured a volatile six month period as gold rose above $5,400/oz in January due to positive momentum, in our opinion, while subsequently falling below $4,200 in March. The combination of the appointment of a potentially "hawkish" new Federal Reserve Chair in Kevin Warsh, the outbreak of the Iranian War, and inflationary economic data have put downward pressure on gold and gold assets. Meanwhile, central bank demand has continued to be relatively strong. In our opinion, the long term thesis for gold remains strongly intact as fiscal discipline continues to weaken and ingrained inflationary pressures will only add to the $39 Trillion in Total Public Debt Outstanding, as of May 31, 2026. Meanwhile, gold companies have never maintained stronger balance sheets due to the historical eighteen month rise in gold price and financial discipline. Discipline learned through the improvidence of the previous bull cycle. Overall, we remain confident in the producer's ability to maintain margins and weather any short term volatility in the physical gold price.
TOP PERFORMANCE CONTRIBUTORS
Omai Gold Mines Corp. | Omai Gold Mines Corp.'s ("Omai") share price rose 118.70% over the reporting period. Due to a developing brownfields project in Guyana, Omai announced an updated increase to its mineral resource estimate during the reporting period. Omai plans to release a Preliminary Economic Assessment later this year. Omai was also the benefactor of a Merger and Acquisition in Guyana as G-Mining Ventures Corp. paid a 72% premium to purchase the exploration company G2 Goldfields, Inc. Omai represented a 3.63% position of the Fund's portfolio as of May 31, 2026.
Aya Gold and Silver Corp. | Aya Gold and Silver Corp.'s ("Aya") share price rose 52.73% over the reporting period. Throughout the reporting period, Aya reported record revenue and cash flow, listed on the Nasdaq Stock Market, and reported several high-grade drill results at its highly prospective exploration project, Boumadine. Aya's management team is confident that Boumadine will be a catalyst rich asset with potential for a high grade gold and silver mine that will have a long mine life. Aya represented 3.96% of the Fund's portfolio as of May 31, 2026.
Montage Gold | Montage Gold's ("Montage") share price rose 90.34% over the reporting period. Montage's impressive six month performance can be attributed to their rapid advancement of their Kone project in Côte d'Ivoire. Montage now expects first gold to be poured in Q4 2026, compared to Q1 2027, which was previously expected. Montage also acquired exploration company "African Gold" over the reporting period, as it appears the company aspires to be a major multi-asset producer in the West African. Montage represented 3.48% of the Fund's portfolio as of May 31, 2026.
Greatland Resources Ltd.  | Greatland Resources Ltd.'s ("Greatland") share price rose over 72.41% over the reporting period. Greatland continues to advance their Havieron brownfield development project located in Western Australia. Havieron is expected to produce over 270,000 ounces of gold annually once in production as Greatland received the environment approvals in April 2026. Havieron will be a great addition to Greatland's production profile as they currently produce 300,000 ounces annually out of their Telfer project. Greatland represented 2.91% of the Fund's portfolio as of May 31, 2026.
TOP PERFORMANCE DETRACTORS
Lundin Gold, Inc. | Lundin Gold, Inc.'s ("Lundin") share price declined 18.10% over the reporting period. Over the past few years, Lundin has been a consistent outperformer, producing 500,000 low cost ounces annually out of Ecuador. While the company did not have negative news during the reporting period, the company's stock may be a victim of its own success, previously being one of the best performing equities out of the producers in the precious metals sector. Lundin continues to explore its southern property, Fruta Del Norte South, which has potential to become a second mine. Lundin Gold represented 4.03% of the Fund's portfolio as of May 31,2026.
Catalyst Metals Ltd. | Catalyst Metals Ltd.'s ("Catalyst") share price declined 13.48% over the reporting period. Despite announcing several promising drill results, Catalyst suffered selling pressure during the reporting period. Catalyst is a 105,000 ounce annual producer in Western Australia with multiple deposits along the Plutonic Gold Belt. The market may see future cost pressure for Catalyst as they ramp up development of multiple new deposits on its vast land package. We have confidence in management to continue the company's efficient pathway towards becoming a 200,000 ounce/yr producer. Catalyst represented 2.17% of the Fund's portfolio as of May 31, 2026.
Jaguar Mining, Inc. | Jaguar Mining, Inc.'s ("Jaguar") share price declined 4.64% over the reporting period. In the middle of the reporting period, Jaguar received approval to resume operations at the Turmalina Mine ("Turmalina"), which was producing over 20,000 ounces annually (roughly 35% of Jaguar's annual production) before the tailings slump in December 2024. Being a higher quartile cost producer along with the costs associated with the restart, Jaguar faced a difficult six months. In our opinion, we anticipate selling pressure will be relieved once management displays its ability to successfully operate the restart of Turmalina. Jaguar represented 4.00% of the Fund's portfolio as of May 31, 2026.
Barrick Mining Corp.  | Barrick Mining Corp.'s ("Barrick") share price rose 1.77% over the reporting period. Barrick continues to underperform its major producer peers as the company is in a relative state of limbo. The company has reportedly been aggressively pursuing a division of its North American and non-North American assets to create multiple companies. It is possible that investors are choosing to wait to buy the "Barrick North America" IPO, anticipated to go public in the second half of 2026, versus buying the company in its current iteration. Barrick represented 4.45% of the Fund's portfolio as of May 31, 2026.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of May 31, 2026)	1 Year	5 Years	10 Years
OCM Gold Fund (Investor Class/OCMGX)	76.50%	19.81%	18.33%
OCM Gold Fund (Investor Class/OCMGX)—excluding sales load	84.81%	20.92%	18.88%
S&P 500 Index	29.78%	14.15%	15.65%
Philadelphia Gold & Silver Index	92.58%	20.80%	18.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ocmgoldfund.com for the most recent performance information.
Net Assets	$ 215,000,000.0
Holdings Count | Holding	70
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$215.0M
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.
Top Ten Holdings
Agnico Eagle Mines Ltd.	5.5%
Alamos Gold, Inc.	5.5%
Wheaton Precious Metals Corp.	5.0%
AngloGold Ashanti PLC	4.7%
Barrick Mining Corp.	4.5%
Newmont Corp.	4.3%
Lundin Gold, Inc.	4.0%
Jaguar Mining, Inc.	4.0%
Aya Gold & Silver, Inc.	4.0%
Wesdome Gold Mines Ltd.	3.9%
INVESTMENTS BY COUNTRY
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	5.5%
Alamos Gold, Inc.	5.5%
Wheaton Precious Metals Corp.	5.0%
AngloGold Ashanti PLC	4.7%
Barrick Mining Corp.	4.5%
Newmont Corp.	4.3%
Lundin Gold, Inc.	4.0%
Jaguar Mining, Inc.	4.0%
Aya Gold & Silver, Inc.	4.0%
Wesdome Gold Mines Ltd.	3.9%

C000101831 [Member]
Shareholder Report [Line Items]
Fund Name	OCM Gold Fund
Class Name	Atlas Class
Trading Symbol	OCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the OCM Gold Fund (“Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ocmgoldfund.com. You can also request this information by contacting us at 1-800-628-9403.
Additional Information Phone Number	1-800-628-9403
Additional Information Website	https://ocmgoldfund.com
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OCM Gold Fund (Atlas Class/OCMAX)	$81	1.48%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.48%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the six month period ending May 31, 2026, the Atlas Class gained 18.79% compared to a 13.44% increase in the Philadelphia Gold and Silver Index and a 11.34% gain for the S&P 500 Index. The U.S. dollar gold price rose 7.29% over the 6 month period to $4,543.38/oz. Physical gold and gold assets endured a volatile six month period as gold rose above $5,400/oz in January due to positive momentum, in our opinion, while subsequently falling below $4,200 in March. The combination of the appointment of a potentially "hawkish" new Federal Reserve Chair in Kevin Warsh, the outbreak of the Iranian War, and inflationary economic data have put downward pressure on gold and gold assets. Meanwhile, central bank demand has continued to be relatively strong. In our opinion, the long term thesis for gold remains strongly intact as fiscal discipline continues to weaken and ingrained inflationary pressures will only add to the $39 Trillion in Total Public Debt Outstanding, as of May 31, 2026. Precious metal producers have never had stronger balance sheets than they do in this period due to the combination of strong gold and silver prices and financial discipline (learned through the improvidence of the previous bull cycle). Overall, we remain confident in the producer's ability to maintain margins and weather any short term volatility in the physical gold price.
TOP PERFORMANCE CONTRIBUTORS
Omai Gold Mines Corp. | Omai Gold Mines Corp.'s ("Omai") share price rose 118.70% over the reporting period. Due to a developing brownfields project in Guyana, Omai announced an updated increase to its mineral resource estimate during the reporting period. Omai plans to release a Preliminary Economic Assessment later this year. Omai was also the benefactor of a Merger and Acquisition in Guyana as G-Mining Ventures Corp. paid a 72% premium to purchase the exploration company G2 Goldfields, Inc. Omai represented a 3.63% position of the Fund's portfolio as of May 31, 2026.
Aya Gold and Silver Corp. | Aya Gold and Silver Corp.'s ("Aya") share price rose 52.73% over the reporting period. Throughout the reporting period, Aya reported record revenue and cash flow, listed on the Nasdaq Stock Market, and reported several high-grade drill results at its highly prospective exploration project, Boumadine. Aya's management team is confident that Boumadine will be a catalyst rich asset with potential for a high grade gold and silver mine that will have a long mine life. Aya represented 3.96% of the Fund's portfolio as of May 31, 2026.
Montage Gold | Montage Gold's ("Montage") share price rose 90.34% over the reporting period. Montage's impressive 6 month performance can be attributed to their rapid advancement of their Kone project in Côte d'Ivoire. Montage now expects first gold to be poured in Q4 2026, compared to Q1 2027, which was previously expected. Montage also acquired exploration company "African Gold" over the reporting period, as it appears the company aspires to be a major multi-asset producer in the West African. Montage represented 3.48% of the Fund's portfolio as of May 31, 2026.
Greatland Resources Ltd.  | Greatland Resources Ltd.'s ("Greatland") share price rose over 72.41% over the reporting period. Greatland continues to advance their Havieron brownfield development project located in Western Australia. Havieron is expected to produce over 270,000 ounces of gold annually once in production as Greatland received the environment approvals in April 2026. Havieron will be a great addition to Greatland's production profile as they currently produce 300,000 ounces annually out of their Telfer project. Greatland represented 2.91% of the Fund's portfolio as of May 31, 2026.
TOP PERFORMANCE DETRACTORS
Lundin Gold, Inc. | Lundin Gold, Inc.'s ("Lundin") share price declined 18.10% over the reporting period. Over the past few years, Lundin has been a consistent outperformer, producing 500,000 low cost ounces annually out of Ecuador. While the company did not have negative news during the reporting period, the company's stock may be a victim of its own success, previously being one of the best performing equities out of the producers in the precious metals sector. Lundin continues to explore its southern property, Fruta Del Norte South, which has potential to become a second mine. Lundin Gold represented 4.03% of the Fund's portfolio as of May 31,2026.
Catalyst Metals Ltd. | Catalyst Metals Ltd.'s ("Catalyst") share price declined 13.48% over the reporting period. Despite announcing several promising drill results, Catalyst suffered selling pressure during the reporting period. Catalyst is a 105,000 ounce annual producer in Western Australia with multiple deposits along the Plutonic Gold Belt. The market may see future cost pressure for Catalyst as they ramp up development of multiple new deposits on its vast land package. We have confidence in management to continue the company's efficient pathway towards becoming a 200,000 ounce/yr producer. Catalyst represented 2.17% of the Fund's portfolio as of May 31, 2026.
Jaguar Mining, Inc. | Jaguar Mining, Inc.'s ("Jaguar") share price declined 4.64% over the reporting period. In the middle of the reporting period, Jaguar received approval to resume operations at the Turmalina Mine ("Turmalina"), which was producing over 20,000 ounces annually (roughly 35% of Jaguar's annual production) before the tailings slump in December 2024. Being a higher quartile cost producer along with the costs associated with the restart, Jaguar faced a difficult six months. In our opinion, we anticipate selling pressure will be relieved once management displays its ability to successfully operate the restart of Turmalina. Jaguar represented 4.00% of the Fund's portfolio as of May 31, 2026.
Barrick Mining Corp.  | Barrick Mining Corp.'s ("Barrick") share price rose 1.77% over the reporting period. Barrick continues to underperform its major producer peers as the company is in a relative state of limbo. The company has reportedly been aggressively pursuing a division of its North American and non-North American assets to create multiple companies. It is possible that investors are choosing to wait to buy the "Barrick North America" IPO, anticipated to go public in the second half of 2026, versus buying the company in its current iteration. Barrick represented 4.45% of the Fund's portfolio as of May 31, 2026.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (as of May 31, 2026)	1 Year	5 Years	10 Years
OCM Gold Fund (Atlas Class/OCMAX)	85.58%	21.56%	19.69%
S&P 500 Index	29.78%	14.15%	15.65%
Philadelphia Gold & Silver Index	92.58%	20.80%	18.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ocmgoldfund.com for the most recent performance information.
Net Assets	$ 215,000,000.0
Holdings Count | Holding	70
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$215.0M
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.
Top Ten Holdings
Agnico Eagle Mines Ltd.	5.5%
Alamos Gold, Inc.	5.5%
Wheaton Precious Metals Corp.	5.0%
AngloGold Ashanti PLC	4.7%
Barrick Mining Corp.	4.5%
Newmont Corp.	4.3%
Lundin Gold, Inc.	4.0%
Jaguar Mining, Inc.	4.0%
Aya Gold & Silver, Inc.	4.0%
Wesdome Gold Mines Ltd.	3.9%
INVESTMENTS BY COUNTRY
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	5.5%
Alamos Gold, Inc.	5.5%
Wheaton Precious Metals Corp.	5.0%
AngloGold Ashanti PLC	4.7%
Barrick Mining Corp.	4.5%
Newmont Corp.	4.3%
Lundin Gold, Inc.	4.0%
Jaguar Mining, Inc.	4.0%
Aya Gold & Silver, Inc.	4.0%
Wesdome Gold Mines Ltd.	3.9%

[1]	Annualized.
[2]	Annualized.